Document and Entity Information - USD ($)	9 Months Ended
	Sep. 30, 2015	Nov. 06, 2015
Entity Registrant Name	Bullfrog Gold Corp.
Entity Central Index Key	0001448597
Document Type	10-Q
Document Period End Date	Sep. 30, 2015
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 28,088,969
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2015
Amendment description	amendment to attach xbrl
Common Stock
Entity Common Stock, Shares Outstanding		28,088,969
Preferred Stock
Entity Common Stock, Shares Outstanding		400,000